Securities - Amortized Cost and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized	$ 1,351,157	$ 1,491,674
Gross Unrealized Gains	4,846	9,803
Gross Unrealized Losses	(14,761)	(21,028)
Fair Value	1,341,242	1,480,449
U.S. Treasury securities
Schedule of Available-for-sale Securities [Line Items]
Amortized	222,868	0
Gross Unrealized Gains	31	0
Gross Unrealized Losses	(174)	0
Fair Value	222,725	0
US government agencies debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized	1,113,363	1,470,822
Gross Unrealized Gains	4,639	9,634
Gross Unrealized Losses	(14,587)	(21,013)
Fair Value	1,103,415	1,459,443
Federal National Mortgage Association Certificates and Obligations (FNMA)
Schedule of Available-for-sale Securities [Line Items]
Amortized	0	1
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	1
States and political subdivision securities
Schedule of Available-for-sale Securities [Line Items]
Amortized	2,188	3,513
Gross Unrealized Gains	1	19
Gross Unrealized Losses	0	0
Fair Value	2,189	3,532
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized	11,732	11,889
Gross Unrealized Gains	141	133
Gross Unrealized Losses	0	(9)
Fair Value	11,873	12,013
Other
Schedule of Available-for-sale Securities [Line Items]
Amortized	1,006	5,449
Gross Unrealized Gains	34	17
Gross Unrealized Losses	0	(6)
Fair Value	$ 1,040	$ 5,460